INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 139,806	$ 106,488
Finite-Lived Intangible Assets, Accumulated Amortization	83,626	72,913
Intangible assets, net	56,180	33,575
Capitalized software costs [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	71,349	67,106
Finite-Lived Intangible Assets, Accumulated Amortization	57,286	53,096
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	53,370	31,936
Finite-Lived Intangible Assets, Accumulated Amortization	21,684	16,336
Backlog and non-compete agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	2,712	2,371
Finite-Lived Intangible Assets, Accumulated Amortization	2,260	2,039
Acquired technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	12,375	5,075
Finite-Lived Intangible Assets, Accumulated Amortization	$ 2,396	$ 1,442